Filed pursuant to Rule 497(e)
Registration Nos. 333-174574; 811-22563

MAIRS & POWER FUNDS TRUST
Mairs & Power Small Cap Fund
(the “Fund”)

 Supplement dated September 19, 2018
to the Fund’s Summary Prospectus and Prospectus dated April 30, 2018

This supplement serves as notification of the following change:

Re-Opening of Mairs & Power Small Cap Fund

Effective as of the close of business on September 28, 2018, the Fund will re-open to all investors. Accordingly, all references to the Fund being closed to most new investors are hereby deleted from the Summary Prospectus and Prospectus effective as of the close of business on September 28, 2018.

Please contact the Fund (toll free) at 1-800-304-7404 for further information.

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Please keep this Supplement with your records.